Loans (Details) - Schedule of Allowance for Loan Losses and the Recorded Investment in Loans by Portfolio - USD ($) $ in Thousands		Jun. 30, 2023		Jun. 30, 2022
Total [Member]
Residential real estate
Ending loans balance		$ 315,441
Ending allowance attributed to loans	[1]	1,634
One- to four-family [Member] | Loans individually evaluated for impairment [Member]
Residential real estate
Loans individually evaluated		2,833		$ 3,221
Loans acquired with deteriorated credit quality	[1]	196		400
Ending loans balance		3,029		3,621
Ending allowance attributed to loans			[1]
One- to four-family [Member] | Loans collectivelly evaluated for impairment [Member]
Residential real estate
Ending loans balance		237,047		212,811
Ending allowance attributed to loans		857	[1]	800
Nonresidential real estate [Member] | Loans individually evaluated for impairment [Member]
Residential real estate
Loans individually evaluated		1,717		1,073
Loans acquired with deteriorated credit quality	[1]
Ending loans balance		1,717		1,073
Ending allowance attributed to loans			[1]
Nonresidential real estate [Member] | Loans collectivelly evaluated for impairment [Member]
Residential real estate
Ending loans balance		28,500		30,368
Ending allowance attributed to loans		405	[1]	461
Home equity [Member] | Loans individually evaluated for impairment [Member]
Residential real estate
Loans individually evaluated		267
Loans acquired with deteriorated credit quality	[1]
Ending loans balance		267
Ending allowance attributed to loans	[1]
Home equity [Member] | Loans collectivelly evaluated for impairment [Member]
Residential real estate
Ending loans balance		8,950		7,583
Ending allowance attributed to loans		24	[1]	21
Home equity [Member] | Nonresidential real estate [Member]
Residential real estate
Loans individually evaluated				87
Loans acquired with deteriorated credit quality	[1]
Ending loans balance				87
Ending allowance attributed to loans
Total [Member]
Residential real estate
Loans individually evaluated		4,817
Loans acquired with deteriorated credit quality	[1]	196
Ending loans balance		5,013
Ending allowance attributed to loans	[1]
Total [Member] | Loans individually evaluated for impairment [Member]
Residential real estate
Loans individually evaluated				5,226
Loans acquired with deteriorated credit quality	[1]			400
Ending loans balance				5,626
Ending allowance attributed to loans
Total [Member] | Loans collectivelly evaluated for impairment [Member]
Residential real estate
Ending loans balance				276,112
Ending allowance attributed to loans				1,529
Multi-family [Member] | Loans individually evaluated for impairment [Member]
Residential real estate
Loans individually evaluated				570
Loans acquired with deteriorated credit quality	[1]
Ending loans balance				570
Ending allowance attributed to loans
Multi-family [Member] | Loans collectivelly evaluated for impairment [Member]
Residential real estate
Ending loans balance		19,067		13,682
Ending allowance attributed to loans		278	[1]	231
Construction [Member] | Loans collectivelly evaluated for impairment [Member]
Residential real estate
Ending loans balance		12,294		1,363
Ending allowance attributed to loans		41	[1]	4
Land [Member] | Loans collectivelly evaluated for impairment [Member]
Residential real estate
Ending loans balance		470		1,062
Ending allowance attributed to loans		1	[1]	3
Farm [Member] | Loans individually evaluated for impairment [Member]
Residential real estate
Loans individually evaluated				270
Loans acquired with deteriorated credit quality	[1]
Ending loans balance				270
Ending allowance attributed to loans
Farm [Member] | Loans collectivelly evaluated for impairment [Member]
Residential real estate
Ending loans balance		1,346		1,068
Ending allowance attributed to loans		4	[1]	5
Commercial and industrial [Member] | Loans collectivelly evaluated for impairment [Member]
Residential real estate
Ending loans balance		1,184		1,006
Ending allowance attributed to loans		24	[1]	2
Loans on deposits [Member] | Loans collectivelly evaluated for impairment [Member]
Residential real estate
Ending loans balance		855		891
Ending allowance attributed to loans		1	[1]	1
Automobile [Member] | Loans collectivelly evaluated for impairment [Member]
Residential real estate
Ending loans balance		104		117
Ending allowance attributed to loans			[1]
Unsecured [Member] | Loans individually evaluated for impairment [Member]
Residential real estate
Loans individually evaluated				5
Loans acquired with deteriorated credit quality	[1]
Ending loans balance				5
Ending allowance attributed to loans
Unsecured [Member] | Loans collectivelly evaluated for impairment [Member]
Residential real estate
Ending loans balance		611		535
Ending allowance attributed to loans		1	[1]	1
Consumer and other [Member] | Loans collectivelly evaluated for impairment [Member]
Residential real estate
Ending loans balance		310,428		270,486
Ending allowance attributed to loans		$ 1,634	[1]	$ 1,529

[1]	These loans were evaluated at acquisition date at their estimated fair value and there has been no subsequent deterioration since acquisition.